INCOME TAXES - Income Tax Expense by Tax Jurisdiction (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Sources of (Loss) Income Before Taxes
U.S.		$ (148,861)	$ (1,159,645)	$ 217,210
Non-U.S.		375,925	395,989	487,762
Income (loss) from continuing operations before taxes		227,064	(763,656)	704,972
Current income taxes
U.S. Federal	[1]	2,502	(1,497)	(34,445)
U.S. State		(13,976)	(74)	(338)
Non-U.S.		(67,617)	(64,954)	(108,775)
Total current income taxes		(79,091)	(66,525)	(143,558)
Deferred income taxes
U.S. Federal		123,431	259,065	(40,742)
U.S. State		6,052	(7,156)	10,890
Non-U.S.		10,989	(30,381)	(27,643)
Total deferred income taxes		140,472	221,528	(57,495)
Total income tax benefit (expense)		61,381	155,003	(201,053)
Tax expense (benefit) associated with share-based compensation recorded in additional paid-in capital		$ 5,395	$ 4,477	$ 11,249

[1]	Tax expense of $5,395 and $4,477, and tax benefit of $11,249 associated with share-based compensation were recorded in APIC in 2016, 2015 and 2014, respectively.